Risk management - Spain Home Purchase Loans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
With property collateral | More than 60% and less than or equal to 80% | Minimum
Credit risk
Loan-to-value (LTV) ratio	60.00%
SPAIN | Gross carrying amount
Credit risk
Financial assets	€ 215,764	€ 227,446	€ 161,372
Home purchase loans | SPAIN
Credit risk
Debt-to-income ratio (as a percent)	28.00%
Percentage of portfolio with LTV less than 80%	83.00%
Home purchase loans | SPAIN | Gross carrying amount
Credit risk
Financial assets	€ 63,290
Home purchase loans | SPAIN | Less Than 80% | Maximum
Credit risk
Loan-to-value (LTV) ratio	80.00%
Home purchase loans | SPAIN | Nonperforming | Gross carrying amount
Credit risk
Financial assets	€ 2,493
Home purchase loans | SPAIN | Without collateral | Gross carrying amount
Credit risk
Financial assets	545
Home purchase loans | SPAIN | Without collateral | Nonperforming | Gross carrying amount
Credit risk
Financial assets	€ 54
Home purchase loans | SPAIN | With property collateral
Credit risk
Percent at risk	25.00%
Percentage secured by mortgage	99.14%
Home purchase loans | SPAIN | With property collateral | Gross carrying amount
Credit risk
Financial assets	€ 62,745
Home purchase loans | SPAIN | With property collateral | Less than or equal to 40% | Gross carrying amount
Credit risk
Financial assets	€ 15,393
Home purchase loans | SPAIN | With property collateral | Less than or equal to 40% | Maximum
Credit risk
Loan-to-value (LTV) ratio	40.00%
Home purchase loans | SPAIN | With property collateral | More than 40% and less than or equal to 60% | Gross carrying amount
Credit risk
Financial assets	€ 18,448
Home purchase loans | SPAIN | With property collateral | More than 40% and less than or equal to 60% | Minimum
Credit risk
Loan-to-value (LTV) ratio	40.00%
Home purchase loans | SPAIN | With property collateral | More than 40% and less than or equal to 60% | Maximum
Credit risk
Loan-to-value (LTV) ratio	60.00%
Home purchase loans | SPAIN | With property collateral | More than 60% and less than or equal to 80% | Gross carrying amount
Credit risk
Financial assets	€ 18,484
Home purchase loans | SPAIN | With property collateral | More than 60% and less than or equal to 80% | Maximum
Credit risk
Loan-to-value (LTV) ratio	80.00%
Home purchase loans | SPAIN | With property collateral | More than 80% and less than or equal to 100% | Gross carrying amount
Credit risk
Financial assets	€ 6,408
Home purchase loans | SPAIN | With property collateral | More than 80% and less than or equal to 100% | Minimum
Credit risk
Loan-to-value (LTV) ratio	80.00%
Home purchase loans | SPAIN | With property collateral | More than 80% and less than or equal to 100% | Maximum
Credit risk
Loan-to-value (LTV) ratio	100.00%
Home purchase loans | SPAIN | With property collateral | More than 100% | Gross carrying amount
Credit risk
Financial assets	€ 4,012
Home purchase loans | SPAIN | With property collateral | More than 100% | Minimum
Credit risk
Loan-to-value (LTV) ratio	100.00%
Home purchase loans | SPAIN | With property collateral | Nonperforming | Gross carrying amount
Credit risk
Financial assets	€ 2,439
Home purchase loans | SPAIN | With property collateral | Nonperforming | Less than or equal to 40% | Gross carrying amount
Credit risk
Financial assets	239
Home purchase loans | SPAIN | With property collateral | Nonperforming | More than 40% and less than or equal to 60% | Gross carrying amount
Credit risk
Financial assets	366
Home purchase loans | SPAIN | With property collateral | Nonperforming | More than 60% and less than or equal to 80% | Gross carrying amount
Credit risk
Financial assets	584
Home purchase loans | SPAIN | With property collateral | Nonperforming | More than 80% and less than or equal to 100% | Gross carrying amount
Credit risk
Financial assets	479
Home purchase loans | SPAIN | With property collateral | Nonperforming | More than 100% | Gross carrying amount
Credit risk
Financial assets	€ 771
First residence mortgages | SPAIN | Maximum
Credit risk
Maximum loan to value ratio allowed under credit policies	80.00%
Second home mortgages | SPAIN | Maximum
Credit risk
Maximum loan to value ratio allowed under credit policies	79.77%